Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-Term Loans and Long-Term Debt
8.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2019 and 2018 were ¥40,800 million and ¥35,887 million, respectively. The weighted average interest rate on short-term borrowings outstanding at December 31, 2019 and 2018 were 0.21% and 0.43%,
respectively. Unused overdraft facilities at December 31, 2019 were ¥150,000 million. The overdraft facilities bear interest at a rate equal to a base rate plus a spread
.
Long-term debt consisted of the following:

	December 31
	2019	2018
	(Millions of yen)
Loan from banks; bearing interest of 0.08% at December 31, 2019 and 0.07% at December 31, 2018 *1	354,000	360,000
Other debt *2	4,574	4,602

	358,574	364,602
Less current portion	(1,234)	(2,640)

	357,340	361,962

*1
Canon has the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥6,000
million of the loan with cash flows generated during the year ended December 31, 2019. The outstanding loans under the credit facilities are
¥354,000 million at a floating interest of 0.08% and Canon has no unused credit facilities as of December 31, 2019.

*2	The other debt consisted of term-loans and finance lease obligations as of December 31, 2019 and 2018.

The aggregate annual maturities of long-term debt outstanding at December 31, 2019 were as follows:

(Millions of yen)
Year ending December 31:
2020	1,234
2021	355,199
2022	821
2023	487
2024	203
Thereafter	630

358,574

Both short-term and long-term bank loans are primarily made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.